Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements

Financial assets and liabilities recognized or disclosed at fair value on a recurring basis and certain financial assets and liabilities recognized or disclosed at fair value on a non-recurring basis are accounted for using a three-level hierarchy of valuation technique based on whether the inputs to those valuation techniques are observable or unobservable.  This hierarchy gives the highest priority to quoted prices with readily available independent data in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable market inputs (Level 3). When various inputs for measurement fall within different levels of the fair value hierarchy, the lowest level input that has a significant impact on fair value measurement is used.

Financial assets and liabilities are categorized based upon the following characteristics or inputs to the valuation techniques:

•Level 1 - Financial assets and liabilities for which inputs are observable and are obtained from reliable quoted prices for identical assets or liabilities in actively traded markets. This is the most reliable fair value measurement and includes, for example, active exchange-traded equity securities.

•Level 2 - Financial assets and liabilities for which values are based on quoted prices in markets that are not active or for which values are based on similar assets or liabilities that are actively traded.  Level 2 also includes pricing models in which the inputs are corroborated by market data, for example, matrix pricing.

•Level 3 - Financial assets and liabilities for which values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Level 3 inputs include the following:

◦Quotes from brokers or other external sources that are not considered binding;
◦Quotes from brokers or other external sources where it cannot be determined that market participants would in fact transact for the asset or liability at the quoted price; and
◦Quotes and other information from brokers or other external sources where the inputs are not deemed observable.

The Plan is responsible for the valuation process and as part of this process may use data from outside sources in establishing fair value.  The Plan performs due diligence to understand the inputs used or how the data was calculated or derived.  The Plan corroborates the reasonableness of external inputs in the valuation process.

The following table represents the Plan’s investments measured at fair value on a recurring basis at December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$87,819,771	$—	$—	$87,819,771
Money market fund	11,667,019	—	—	11,667,019
Northwest Bancshares, Inc. common stock	44,010,120	—	—	44,010,120
Total assets in the fair value hierarchy	143,496,910	—	—	143,496,910
Investments measured at net asset value (a)	—	—	—	128,468,235
Total investments at fair value	$143,496,910	$—	$—	$271,965,145

The following table represents the Plan’s investments measured at fair value on a recurring basis at December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$77,209,844	$—	$—	$77,209,844
Money market fund	10,570,465	—	—	10,570,465
Northwest Bancshares, Inc. common stock	52,143,706	—	—	52,143,706
Total assets in the fair value hierarchy	139,924,015	—	—	139,924,015
Investments measured at net asset value (a)		—	—	114,767,957
Total investments at fair value	$139,924,015	$—	$—	$254,691,972

(a) Certain investments that are measured at net asset value ("NAV") per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in methodologies used at December 31, 2025 and 2024.

Mutual funds - Shares of mutual funds are valued at the quoted NAV of shares held by the Plan at year end. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Money market fund - The money market fund is valued at the quoted NAV of shares held by the Plan at year-end.

Northwest Bancshares, Inc. common stock - These investments consist of a unitized stock fund which consists of employer securities valued at the closing price reported on the active market on which the individual securities are traded, and a small money market fund for liquidity purposes. As a result, the value of the investment is based on Level 1 inputs.

Investments measured at NAV - Collective investment trusts (CITs) are valued based upon the units of the CITs held by the Plan at year end times the respective unit value. The CITs are valued at the NAV. The NAV, as provided by the fund manager, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the funds, less liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of a CIT, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business fashion.

The following tables summarize investments measured at fair value based on NAV per share as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

12/31/2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective investment trusts	$128,468,235	N/A	Daily	10 days

12/31/2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective investment trusts	$114,767,957	N/A	Daily	10 days